Short-Term and Long-Term Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Short-term and Long-term Borrowings [Line Items]
Interest expense	$ 185,633	$ 53,631
Minimum [Member]
Short-term and Long-term Borrowings [Line Items]
Bank borrowings interest rate	2.35%
Maximum [Member]
Short-term and Long-term Borrowings [Line Items]
Bank borrowings interest rate	3.00%